LEASES - Lease Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease costs	$ 67	$ 65	$ 62
Variable operating lease costs	$ 12	$ 12	$ 16